Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000356349_SupplementTextBlock
SUPPLEMENT TO PROSPECTUS

The date of this supplement is March 27, 2013.

MFS® Global Real Estate Fund

Effective immediately, the sub-section entitled "Performance Table" within the sub-heading entitled “Performance Information” beneath the main heading "Summary of Key Information" is restated in its entirety as follows:

Risk/Return [Heading]	rr_RiskReturnHeading	MFS® Global Real Estate Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Table.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown for only one of the fund's classes of shares, and after-tax returns for the fund's other classes of shares will vary from the returns shown.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the Periods Ended December 31, 2011)
FTSE EPRA/NAREIT Developed Real Estate Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Index Comparison (Reflects no deduction for fees, expenses or taxes) FTSE EPRA/NAREIT Developed Real Estate Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.82%)
Average Annual Returns, Life	rr_AverageAnnualReturnSinceInception	33.50%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 11, 2009
A
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	A Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(12.55%)
Average Annual Returns, Life	rr_AverageAnnualReturnSinceInception	27.30%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 11, 2009
A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	A Shares Returns After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(13.61%)
Average Annual Returns, Life	rr_AverageAnnualReturnSinceInception	20.31%
A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	A Shares Returns After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.46%)
Average Annual Returns, Life	rr_AverageAnnualReturnSinceInception	19.97%
B
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	B Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(11.32%)
Average Annual Returns, Life	rr_AverageAnnualReturnSinceInception	28.39%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 11, 2009
C
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	C Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(8.69%)
Average Annual Returns, Life	rr_AverageAnnualReturnSinceInception	29.07%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 11, 2009
I
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	I Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(6.89%)
Average Annual Returns, Life	rr_AverageAnnualReturnSinceInception	30.35%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 11, 2009
R1
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	R1 Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.81%)
Average Annual Returns, Life	rr_AverageAnnualReturnSinceInception	29.07%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 11, 2009
R2
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	R2 Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.35%)
Average Annual Returns, Life	rr_AverageAnnualReturnSinceInception	29.71%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 11, 2009
R3
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	R3 Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.12%)
Average Annual Returns, Life	rr_AverageAnnualReturnSinceInception	30.03%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 11, 2009
R4
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	R4 Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(6.89%)
Average Annual Returns, Life	rr_AverageAnnualReturnSinceInception	30.35%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 11, 2009
R5
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	R5 Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(6.89%)
Average Annual Returns, Life	rr_AverageAnnualReturnSinceInception	30.35%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 11, 2009